Prepaids and Other Current Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure Text Block Supplement [Abstract]
Prepaids and Other Current Assets

Note 3. Prepaids and Other Current Assets

Prepaids and other current assets consisted of the following:

	June 30, 2021	December 31, 2020
Prepaid launch costs, current	$800,000	$2,260,000
Prepaid research and development	3,819,756	1,452,557
Prepaid insurance and other assets	1,121,785	795,727
Total	$5,741,542	$4,508,284

As of June 30, 2021 and December 31, 2020, the non-current portion of prepaid launch costs recorded in other non-current assets was $2,150,000 and $2,390,000, respectively.

FAA application

On May 10, 2021, the Company received a letter from the U.S. Federal Aviation Administration (“FAA”) denying the Company’s application for a payload review for the planned June 2021 launch based on the FAA’s finding that its launch would jeopardize U.S. national security. According to the letter, during an interagency consultation, the FAA was informed that the launch of the Company’s payload posed national security concerns associated with the Company’s then current corporate structure. The letter further stated that the FAA understood that the Company was undergoing a process that might resolve the national security concerns, and that the FAA could reconsider a payload application when that process was completed.

As a result of the FAA application denial, on May 21, 2021 the Company received notification from SpaceX that it was terminating two launch service agreements for flights scheduled during calendar year 2021 and that they considered the Company to be in default of prior payments totaling $8.7 million. The Company believes the prepayments will be non-recoverable as this was the third time the payload was rescheduled. As a result of the notification from SpaceX, the Company recorded an impairment charge of $8.7 million of prepaid launch costs during the three months ended June 30, 2021.

Note 3. Prepaids and Other Current Assets

Prepaids and other current assets consisted of the following:

	December 31, 2020	December 31, 2019
Prepaid launch costs-current	$2,260,000	$1,603,500
Prepaid research and development	1,452,557	109,264
Prepaid insurance and other assets	795,727	512,450
Total	$4,508,284	$2,225,214

As of December 31, 2020, and 2019, the non-current portion of prepaid launch costs recorded in other non-current assets was $2,390,000 and $1,932,050, respectively.